CONDENSED INTERIM CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Administrative expenses
Management salaries and consulting fees	$ 155,619	$ 156,155	$ 312,634	$ 321,768
Share-based compensation	40,171	210,885	180,368	565,363
Insurance	55,506	72,405	120,249	158,445
Professional fees	47,260	28,572	114,222	142,593
Listing and filing fees	3,133	3,255	67,861	63,146
Investor relations and marketing	24,245	196,320	44,424	273,469
General and administrative	9,583	11,089	21,750	20,279
Travel expenses	3,782	5,304	18,392	13,194
Shareholder information	10,230	33,030	13,813	40,442
Depreciation	694	612	1,389	858
Operating loss	(350,223)	(717,627)	(895,102)	(1,599,557)
Write-off of E&E assets	0	0	(770)	(1,050)
Unrealized fair value gain on marketable securities	5,356	5,453	1,332	6,922
Foreign exchange gain (loss)	3,797	1,347	3,835	(1,134)
Interest and finance income	45,569	95,701	95,845	204,174
Loss before taxes	(295,501)	(615,126)	(794,860)	(1,390,645)
Current income tax expense	0	0	(150)	(150)
Net loss and comprehensive loss for the period	$ (295,501)	$ (615,126)	$ (795,010)	$ (1,390,795)
Loss per share - basic and diluted
Basic (in dollars per share)	$ (0.02)	$ (0.05)	$ (0.06)	$ (0.1)
Diluted (in dollars per share)	$ (0.02)	$ (0.05)	$ (0.06)	$ (0.1)
Weighted average number of shares
Basic (in shares)	13,271,750	13,271,750	13,271,750	13,271,750
Diluted (in shares)	13,271,750	13,271,750	13,271,750	13,271,750